Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4:- CASH AND CASH EQUIVALENTS

	December 31,
	2023	2024
Balance nominated in USD	$57,653	$63,886
Balance nominated in NIS	35,034	32,230
Balance nominated in other currencies	13,256	16,663
	$105,943	$112,779